Cash and cash equivalents (Details)	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents (Details) [Line Items]
Range of interest rate	0.22%	1.75%
Interest rate risk [member]
Cash and cash equivalents (Details) [Line Items]
Range of interest rate	3.80%	0.18%